Income Taxes - Significant portions of our deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Components of Deferred Tax Assets [Abstract]
Federal net operating loss	$ 33,754,069		$ 24,388,433
PP&E			2,661
Short-term debt	1,556,454		174,267
Stock-based compensation	327,757		294,404
Convertible debt	8,110,222		6,325,677
Total deferred tax asset	43,748,501		31,185,442
Valuation allowance	(43,748,501)		$ (31,185,442)
Deferred tax asset, net of allowance	$ 0
Armada Acquisition Corp I [Member]
Components of Deferred Tax Assets [Abstract]
Organizational costs/Startup expenses		$ 504,667		$ 351,592
Stock-based compensation		129,350		83,517
Total deferred tax asset		634,017		435,209
Valuation allowance		(634,017)		(435,209)
Deferred tax asset, net of allowance		$ 0		$ 0